Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Parent Company Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Accumulated Currency Translation Differences [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2017	$ 1,884,967	$ 1,748,372	$ 10,022	$ 2,163,229	$ 82,294	$ (489,026)	$ (18,147)	$ 136,595
Profit/(loss) for the three-month period after taxes	(1,510)	(4,764)	0	0	0	(4,764)	0	3,254
Change in fair value of cash flow hedges	18,471	20,386	0	0	20,386	0	0	(1,915)
Currency translation differences	30,302	27,668	0	0	0	0	27,668	2,634
Tax effect	(6,026)	(6,539)	0	0	(6,539)	0	0	513
Other comprehensive income/(loss)	42,747	41,515	0	0	13,847	0	27,668	1,232
Total comprehensive income/(loss) for the period	41,237	36,751	0	0	13,847	(4,764)	27,668	4,486
Dividend distribution	(31,068)	(31,068)	0	(31,068)	0	0	0	0
Balance, end of period at Mar. 31, 2018	1,895,136	1,754,055	10,022	2,132,161	96,141	(493,790)	9,521	141,081
Balance, beginning of period at Dec. 31, 2018	1,756,112	1,617,384	10,022	2,029,940	95,011	(449,274)	(68,315)	138,728
Profit/(loss) for the three-month period after taxes	(3,690)	(8,957)	0	0	0	(8,957)	0	5,267
Change in fair value of cash flow hedges	(34,618)	(30,302)	0	0	(31,984)	1,682	0	(4,316)
Currency translation differences	(22,975)	(20,701)	0	0	0	0	(20,701)	(2,274)
Tax effect	8,697	8,013	0	0	8,013	0	0	684
Other comprehensive income/(loss)	(48,896)	(42,990)	0	0	(23,971)	1,682	(20,701)	(5,906)
Total comprehensive income/(loss) for the period	(52,586)	(51,947)	0	0	(23,971)	(7,275)	(20,701)	(639)
Capital reduction	(1,442)	0	0	0	0	0	0	(1,442)
Dividend distribution	(37,081)	(37,081)	0	(37,081)	0	0	0	0
Balance, end of period at Mar. 31, 2019	$ 1,665,003	$ 1,528,356	$ 10,022	$ 1,992,859	$ 71,040	$ (456,549)	$ (89,016)	$ 136,647